Income Taxes	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES [Text Block]
NOTE 16: INCOME TAXES
As indicated in Note 2(t), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2012.
The components of income before income taxes in consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Argentina	$(10,524)	$(1,722)	$(4,608)
Paraguay	(13,168	)(3,158)	(3,338)
Uruguay	35,932	11,933	15,218
Panama	(12,719	)(5,641)	2,239
Others	690	(1,176	)(1,950)

Total income before income taxes and noncontrolling interest	$211	$236	$7,561

Income tax (expense)/benefit is comprised of:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Current	$(316)	$(376)	$(737)
Deferred	2,250	2,638	1,743

Total Argentina	$1,934	$2,262	$1,006

Current	$(826)	$(753)	$(580)
Deferred	(1,143	)(1,161)	(490)

Total Paraguay	$(1,969)	$(1,914)	$(1,070)

Total income tax (expense)/benefit	$(35)	$348	$(64)

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.
A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company's consolidated financial statements.
Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Loss before income taxes and noncontrolling interest	$(10,524)	$(1,722)	$(4,608)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	3,683	603	1,613
Permanent differences	(1,749	)1,659	(607)

Income tax benefit of the year	$1,934	$2,262	$1,006

At December 31, 2012, Argentinean subsidiaries had accumulated benefit from tax loss carry-forward (“NOLs”) for a consolidated total of $2,013 ($1,675 in 2011) that expires mainly in 2015. The use of the NOLs and MPIT will depend upon future taxable income in Argentina.
The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Tax loss carry-forward	$1,675	$920
Other deferred income tax assets	338	755

Total deferred income tax assets	2,013	1,675

Deferred income tax liabilities:
Intangible assets	(11,173	)(12,360)
Property, plant and equipment, net	(4,787	)(5,513)
Other	(4,575	)(3,430)

Total deferred income tax liabilities	(20,535	)(21,303)

Net deferred income tax liabilities	$(18,522)	$(19,628)